PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Plan Assets (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Percentage of companies share in total plan assets	2.04%	1.84%
Actual return on plan asset	Rp 1,748	Rp 1,357
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	1,354	894
Equity-based mutual fund	1,113	1,311
Fixed income instruments	7,642	7,241
Total	12,732	11,533
Unquoted
Disclosure of fair value of plan assets [line items]
Private placement	297	232
Total	297	232
Manufacturing and consumer | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	835	754
Finance | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	840	540
Construction | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	254	351
Infrastructure and telecommunication | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	350	245
Wholesale | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	137	101
Mining | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	65	27
Services | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	38	17
Agriculture | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	35	44
Biotechnology and Pharma Industry | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	68	6
Miscellaneous industries | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	1	2
Series B shares
Disclosure of fair value of plan assets [line items]
Equity instruments	Rp 265	Rp 217